Schedule of inventories (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Trading at cost		$ 238,254		$ 282,533
Beauty and healthcare product		82,545		46,040
Inventories		43,338		88,836
Inventories		364,137		417,409
Alps Global Holding Berhad [Member] | Chemical Reagents and Products [Member]
IfrsStatementLineItems [Line Items]
Trading at cost		188,400		210,269
Alps Global Holding Berhad [Member] | Medical Substances And Chemical Stocks [Member]
IfrsStatementLineItems [Line Items]
Trading at cost		$ 49,854		$ 72,264
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Trading at cost	$ 346,634		$ 355,822
Beauty and healthcare product	206,614		76,273
Inventories	553,248		432,095
Alps Life Science Inc [Member] | Chemical Reagents and Products [Member]
IfrsStatementLineItems [Line Items]
Trading at cost	$ 346,634		$ 355,822